SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2005

Assets:

Investments at value:

      Janus Aspen Series:
         Aspen Large Cap Growth Portfolio, 70,084 shares (cost $1,276,018)                       $        1,461,956
         Aspen Mid Cap Growth Portfolio, 594,322 shares (cost $25,851,507)                               17,247,212
         Aspen Forty Portfolio, 43,287 shares (cost $882,068)                                             1,198,187
         Aspen Worldwide Growth Portfolio, 25,423 shares (cost $652,361)                                    710,826
         Aspen Balanced Portfolio, 68,757 shares (cost $1,547,248)                                        1,769,813

      T. Rowe Price Fixed Income Series, Inc.:
         Prime Reserve Portfolio, 2,625,885 shares (cost $2,625,885)                                      2,625,885
         Limited Term Bond Portfolio, 851,111 shares (cost $4,306,434)                                    4,161,931

      T. Rowe Price Equity Series, Inc.:
         Equity Income Portfolio, 147,174 shares (cost $2,828,505)                                        3,206,924
         Personal Strategy Balanced Portfolio, 690,912 shares (cost $10,671,458)                         12,719,688
         Mid-Cap Growth Portfolio, 39,382 shares (cost $806,178)                                          1,006,202

      T. Rowe Price International Series, Inc.:
         International Stock Portfolio, 25,472 shares (cost $308,154)                                       389,976

      Vanguard Variable Insurance Fund:
         Balanced Portfolio, 56,629 shares (cost $974,748)                                                1,078,223
         Equity Index Portfolio, 25,235 shares (cost $651,982)                                              703,302
         High Yield Bond Portfolio, 26,604 shares (cost $226,529)                                           228,527
         Small Company Growth Portfolio, 36,781 shares (cost $629,646)                                      721,277
         Mid-Cap Index Portfolio, 33,662 shares (cost $479,822)                                             617,693
         REIT Index Portfolio, 34,498 shares (cost $555,897)                                                698,935
                                                                                                   -----------------

      Net Assets                                                                                 $       50,546,557
                                                                                                   =================

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF OPERATIONS




                                                                         For the Years Ended December 31,
                                                -----------------------------------------------------------------------------------
                                                      Janus Aspen                 Janus Aspen                   Janus Aspen
                                                    Large Cap Growth*           Mid Cap Growth                    Forty**
                                                --------------------------  ----------------------------- -------------------------
                                                   2005          2004           2005            2004         2005          2004
                                                ------------  ------------  --------------  ------------- ------------  -----------
Investment Income:
  Dividends                                         $ 4,825       $ 2,149             $ -            $ -      $ 2,403       $ 2,587

Expenses:
  Mortality and expense risk charges                 17,120        16,820         204,782        198,788       13,364        11,610
                                                ------------  ------------  --------------  ------------- ------------  -----------

Net investment income (loss)                        (12,295)      (14,671)       (204,782)      (198,788)     (10,961)       (9,023)
                                                ------------  ------------  --------------  ------------- ------------  -----------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)              (32,801)     (133,377)     (3,792,636)    (5,050,299)      37,944        (5,484)

  Capital gain distributions received                     -             -               -              -            -             -
                                                ------------  ------------  --------------  ------------- ------------  -----------

  Realized gain (loss) on investments and
    capital gain distributions, net                 (32,801)     (133,377)     (3,792,636)    (5,050,299)      37,944        (5,484)

Unrealized appreciation (depreciation), net          87,286       193,821       5,735,578      8,341,243       93,294       183,344
                                                ------------  ------------  --------------  ------------- ------------  -----------

Net increase (decrease) in net assets
  from operations                                  $ 42,190      $ 45,773     $ 1,738,160    $ 3,092,156    $ 120,277     $ 168,837
                                                ============  ============  ==============  ============= ============  ===========



                                                                For the Years Ended December 31,
                                                 ----------------------------------------------------------
                                                     Janus Aspen                      Janus Aspen
                                                   Worldwide Growth                     Balanced
                                                 --------------------------   -----------------------------
                                                    2005          2004            2005            2004
                                                 ------------  ------------   --------------  -------------
Investment Income:
  Dividends                                          $ 9,397       $ 7,302         $ 38,916       $ 40,282

Expenses:
  Mortality and expense risk charges                   8,258         8,190           20,572         21,064
                                                 ------------  ------------   --------------  -------------

Net investment income (loss)                           1,139          (888)          18,344         19,218
                                                 ------------  ------------   --------------  -------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)               (36,298)      (46,581)          29,148         10,109

  Capital gain distributions received                      -             -                         -     -
                                                 ------------  ------------   --------------  -------------

  Realized gain (loss) on investments and
    capital gain distributions, net                  (36,298)      (46,581)          29,148         10,109

Unrealized appreciation (depreciation), net           65,584        72,371           62,347         98,044
                                                 ------------  ------------   --------------  -------------

Net increase (decrease) in net assets
  from operations                                   $ 30,425      $ 24,902        $ 109,839      $ 127,371
                                                 ============  ============   ==============  =============


    The accompanying notes are an integral part of these financial statements

 *Formerly Janus Aspen Growth
**Formerly Janus Aspen Capital Appreciation

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF OPERATIONS




                                                                         For the Years Ended December 31,
                                              --------------------------------------------------------------------------------------
                                                   T. Rowe Price                  T. Rowe Price                 T. Rowe Price
                                                   Prime Reserve                Limited Term Bond               Equity Income
                                              --------------------------   -----------------------------   -------------------------
                                                 2005          2004            2005            2004           2005          2004
                                              ------------  ------------   --------------  -------------   ------------  -----------
Investment Income:
  Dividends                                      $ 73,917      $ 26,463        $ 160,133      $ 182,494       $ 50,122      $ 50,964

Expenses:
  Mortality and expense risk charges               32,346        34,950           54,126         63,690         38,802        37,103
                                              ------------  ------------   --------------  -------------   ------------  -----------

Net investment income (loss)                       41,571        (8,487)         106,007        118,804         11,320        13,861
                                              ------------  ------------   --------------  -------------   ------------  -----------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                  -             -          (10,506)        90,460        105,656        29,950

  Capital gain distributions received                   -             -                -              -        151,328        75,820
                                              ------------  ------------   --------------  -------------   ------------  -----------

  Realized gain (loss) on investments and
    capital gain distributions, net                     -             -          (10,506)        90,460        256,984       105,770

Unrealized appreciation (depreciation), net             -             -          (72,910)      (213,746)      (185,212)      301,978
                                              ------------  ------------   --------------  -------------   ------------  -----------

Net increase (decrease) in net assets
  from operations                                $ 41,571      $ (8,487)        $ 22,591       $ (4,482)      $ 83,092     $ 421,609
                                              ============  ============   ==============  =============   ============  ===========



                                                                         For the Years Ended December 31,
                                               -------------------------------------------------------------------------------------
                                                    T. Rowe Price                 T. Rowe Price                 T. Rowe Price
                                               Personal Strategy Balanced         Mid-Cap Growth              International Stock
                                               --------------------------  ----------------------------  ---------------------------
                                                  2005          2004           2005           2004          2005           2004
                                               ------------  ------------  -------------- -------------  ------------  -------------
Investment Income:
  Dividends                                      $ 225,662     $ 262,750             $ -           $ -       $ 5,653        $ 3,848

Expenses:
  Mortality and expense risk charges               153,360       149,066          12,113        13,321         4,422          3,447
                                               ------------  ------------  -------------- -------------  ------------  -------------

Net investment income (loss)                        72,302       113,684         (12,113)      (13,321)        1,231            401
                                               ------------  ------------  -------------- -------------  ------------  -------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)             227,325        90,128         134,101        57,769        15,321         (3,349)

  Capital gain distributions received              109,910        53,606          54,969             -         1,229               -
                                               ------------  ------------  -------------- -------------  ------------  -------------

  Realized gain (loss) on investments and
    capital gain distributions, net                337,235       143,734         189,070        57,769        16,550         (3,349)

Unrealized appreciation (depreciation), net        223,727     1,167,602         (64,413)      141,415        32,078          43,292
                                               ------------  ------------  -------------- -------------  ------------  -------------

Net increase (decrease) in net assets
  from operations                                $ 633,264    $1,425,020       $ 112,544     $ 185,863      $ 49,859        $ 40,344
                                               ============  ============  ============== =============  ============  =============


   The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF OPERATIONS




                                                                         For the Years Ended December 31,
                                             ---------------------------------------------------------------------------------------
                                                     Vanguard                      Vanguard                        Vanguard
                                                     Balanced                    Equity Index                  High Yield Bond
                                             --------------------------   -----------------------------   --------------------------
                                                2005          2004            2005            2004           2005          2004
                                             ------------  ------------   --------------  -------------   ------------  ------------
Investment Income:
  Dividends                                     $ 20,036      $ 14,120         $ 12,969        $ 6,385       $ 21,514      $ 13,321

Expenses:
  Mortality and expense risk charges              10,308         7,558            8,823          7,094          3,168         2,796
                                             ------------  ------------   --------------  -------------   ------------  ------------

Net investment income (loss)                       9,728         6,562            4,146           (709)        18,346        10,525
                                             ------------  ------------   --------------  -------------   ------------  ------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)            33,135        10,067           31,037         10,846           (610)        2,779

  Capital gain distributions received             12,676             -           30,347         12,586              -             -
                                             ------------  ------------   --------------  -------------   ------------  ------------

  Realized gain (loss) on investments and
    capital gain distributions, net               45,811        10,067           61,384         23,432           (610)        2,779

Unrealized appreciation (depreciation), net       (4,500)       48,555          (40,486)        38,501        (15,855)        4,739
                                             ------------  ------------   --------------  -------------   ------------  ------------

Net increase (decrease) in net assets
  from operations                               $ 51,039      $ 65,184         $ 25,044       $ 61,224        $ 1,881      $ 18,043
                                             ============  ============   ==============  =============   ============  ============



                                                                         For the Years Ended December 31,
                                              --------------------------------------------------------------------------------------
                                                      Vanguard                      Vanguard                       Vanguard
                                                Small Company Growth              Mid-Cap Index                   REIT Index
                                              --------------------------   -----------------------------   -------------------------
                                                 2005          2004            2005            2004           2005          2004
                                              ------------  ------------   --------------  -------------   ------------  -----------
Investment Income:
  Dividends                                           $ -         $ 392          $ 6,327        $ 2,484       $ 20,671      $ 13,711

Expenses:
  Mortality and expense risk charges                8,417         6,854            7,494          5,068          8,575         6,692
                                              ------------  ------------   --------------  -------------   ------------  -----------

Net investment income (loss)                       (8,417)       (6,462)          (1,167)        (2,584)        12,096         7,019
                                              ------------  ------------   --------------  -------------   ------------  -----------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)             27,212        39,143           38,609         25,605         53,871        17,515

  Capital gain distributions received              35,384             -                -              -         45,618         9,091
                                              ------------  ------------   --------------  -------------   ------------  -----------

  Realized gain (loss) on investments and
    capital gain distributions, net                62,596        39,143           38,609         25,605         99,489        26,606

Unrealized appreciation (depreciation), net       (19,227)       51,571           36,557         65,178        (40,052)      118,545
                                              ------------  ------------   --------------  -------------   ------------  -----------

Net increase (decrease) in net assets
  from operations                                $ 34,952      $ 84,252         $ 73,999       $ 88,199       $ 71,533     $ 152,170
                                              ============  ============   ==============  =============   ============  ===========


    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF CHANGES IN NET ASSETS




                                                                       For the Years ended December 31,
                                               -------------------------------------------------------------------------------------
                                                      Janus Aspen                  Janus Aspen                    Janus Aspen
                                                   Large Cap Growth*              Mid Cap Growth                    Forty**
                                               --------------------------  -----------------------------  --------------------------
                                                  2005          2004           2005            2004          2005           2004
                                               ------------  ------------  --------------  -------------  ------------  ------------

Increase (decrease) in net assets from
 operations:
  Net investment income (loss)                   $ (12,295)    $ (14,671)     $ (204,782)    $ (198,788)    $ (10,961)     $ (9,023)

  Realized gains (losses) on investments           (32,801)     (133,377)     (3,792,636)    (5,050,299)       37,944        (5,484)

  Unrealized appreciation (depreciation), net       87,286       193,821       5,735,578      8,341,243        93,294       183,344
                                               ------------  ------------  --------------  -------------  ------------  ------------

Net increase  (decrease) in net assets from
 operations                                         42,190        45,773       1,738,160      3,092,156       120,277       168,837
                                               ------------  ------------  --------------  -------------  ------------  ------------

Contract transactions:
  Purchase payments                                100,073       195,241         204,718        474,655        87,836       200,085

  Transfers between subaccounts, net               (13,236)      (46,506)       (461,896)      (881,508)       (1,790)      (46,545)

  Withdrawals                                     (149,170)     (203,924)     (2,531,606)    (1,762,619)     (143,351)     (123,257)

  Contract maintenance fees                         (3,954)       (4,432)        (35,638)       (40,872)       (3,388)       (4,046)

  Surrender charges                                 (3,001)       (5,400)        (17,354)       (18,789)       (1,981)       (3,884)
                                               ------------  ------------  --------------  -------------  ------------  ------------

Net increase (decrease) in net assets
  derived from contract transactions               (69,288)      (65,021)     (2,841,776)    (2,229,133)      (62,674)       22,353
                                               ------------  ------------  --------------  -------------  ------------  ------------

Total increase (decrease) in net assets            (27,098)      (19,248)     (1,103,616)       863,023        57,603       191,190

Net assets at beginning of year                  1,489,054     1,508,302      18,350,828     17,487,805     1,140,584       949,394
                                               ------------  ------------  --------------  -------------  ------------  ------------

Net assets at end of year                       $1,461,956    $1,489,054     $17,247,212    $18,350,828    $1,198,187    $1,140,584
                                               ============  ============  ==============  =============  ============  ============


                                                               For the Years ended December 31,
                                                 ----------------------------------------------------------
                                                        Janus Aspen                   Janus Aspen
                                                      Worldwide Growth                  Balanced
                                                 --------------------------   -----------------------------
                                                    2005           2004           2005            2004
                                                 ------------  ------------   --------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $ 1,139        $ (888)        $ 18,344       $ 19,218

  Realized gains (losses) on investments             (36,298)      (46,581)          29,148         10,109

  Unrealized appreciation (depreciation), net         65,584        72,371           62,347         98,044
                                                 ------------  ------------   --------------  -------------

Net increase  (decrease) in net assets from
 operations                                           30,425        24,902          109,839        127,371
                                                 ------------  ------------   --------------  -------------

Contract transactions:
  Purchase payments                                   44,205        89,295          131,998        238,680

  Transfers between subaccounts, net                   1,439        (9,962)           2,295        (93,181)

  Withdrawals                                        (99,445)      (55,133)        (287,788)      (389,751)

  Contract maintenance fees                           (2,017)       (2,297)          (4,872)        (5,595)

  Surrender charges                                   (1,510)       (1,917)          (4,234)        (7,622)
                                                 ------------  ------------   --------------  -------------

Net increase (decrease) in net assets
  derived from contract transactions                 (57,328)       19,986         (162,601)      (257,469)
                                                 ------------  ------------   --------------  -------------

Total increase (decrease) in net assets              (26,903)       44,888          (52,762)      (130,098)

Net assets at beginning of year                      737,729       692,841        1,822,575      1,952,673
                                                 ------------  ------------   --------------  -------------

Net assets at end of year                          $ 710,826     $ 737,729      $ 1,769,813    $ 1,822,575
                                                 ============  ============   ==============  =============



    The accompanying notes are an integral part of these financial statements

*  Formerly Janus Aspen Growth

** Formerly Janus Aspen Capital Appreciation

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF CHANGES IN NET ASSETS



                                                                      For the Years ended December 31,
                                              --------------------------------------------------------------------------------------
                                                    T. Rowe Price                 T. Rowe Price               T. Rowe Price
                                                    Prime Reserve               Limited Term Bond             Equity Income
                                              ----------------------------  ---------------------------- ---------------------------
                                                  2005           2004           2005           2004          2005          2004
                                              -------------  -------------  -------------  ------------- -------------  ------------
Increase (decrease) in net assets from
 operations:
  Net investment income (loss)                    $ 41,571       $ (8,487)     $ 106,007      $ 118,804      $ 11,320      $ 13,861

  Realized gains (losses) on investments                 -              -        (10,506)        90,460       256,984       105,770

  Unrealized appreciation (depreciation), net            -              -        (72,910)      (213,746)     (185,212)      301,978
                                              -------------  -------------  -------------  ------------- -------------  ------------

Net increase  (decrease) in net assets from
 operations                                         41,571         (8,487)        22,591         (4,482)       83,092       421,609
                                              -------------  -------------  -------------  ------------- -------------  ------------

Contract transactions:
  Purchase payments                                104,462        158,504         84,345        212,871       161,094       386,037

  Transfers between subaccounts, net               149,280        204,776        (37,425)      (382,221)       64,358        57,342

  Withdrawals                                     (527,251)      (835,154)      (954,657)    (1,194,564)     (579,139)     (389,418)

  Contract maintenance fees                         (4,011)        (4,604)        (7,097)        (8,639)       (5,806)       (6,270)

  Surrender charges                                 (5,554)        (8,817)        (8,270)        (8,859)      (10,093)       (6,911)
                                              -------------  -------------  -------------  ------------- -------------  ------------

Net increase (decrease) in net assets
  derived from contract transactions              (283,074)      (485,295)      (923,104)    (1,381,412)     (369,586)       40,780
                                              -------------  -------------  -------------  ------------- -------------  ------------

Total increase (decrease) in net assets           (241,503)      (493,782)      (900,513)    (1,385,894)     (286,494)      462,389

Net assets at beginning of year                  2,867,388      3,361,170      5,062,444      6,448,338     3,493,418     3,031,029
                                              -------------  -------------  -------------  ------------- -------------  ------------

Net assets at end of year                      $ 2,625,885    $ 2,867,388    $ 4,161,931    $ 5,062,444    $3,206,924    $3,493,418
                                              =============  =============  =============  ============= =============  ============


                                                                      For the Years ended December 31,
                                             ---------------------------------------------------------------------------------------
                                                 T. Rowe Price                   T. Rowe Price                  T. Rowe Price
                                             Personal Strategy Balanced          Mid-Cap Growth              International Stock
                                             ----------------------------  ----------------------------  ---------------------------
                                                 2005           2004           2005           2004           2005          2004
                                             -------------  -------------  -------------  -------------  -------------  ------------
Increase (decrease) in net assets from
 operations:
  Net investment income (loss)                   $ 72,302      $ 113,684      $ (12,113)     $ (13,321)       $ 1,231         $ 401

  Realized gains (losses) on investments          337,235        143,734        189,070         57,769         16,550        (3,349)

  Unrealized appreciation (depreciation), net     223,727      1,167,602        (64,413)       141,415         32,078        43,292
                                             -------------  -------------  -------------  -------------  -------------  ------------

Net increase  (decrease) in net assets from
 operations                                       633,264      1,425,020        112,544        185,863         49,859        40,344
                                             -------------  -------------  -------------  -------------  -------------  ------------

Contract transactions:
  Purchase payments                               177,377        437,070         50,472        146,508         19,851        61,772

  Transfers between subaccounts, net               10,061        198,897         (2,380)       230,232         32,419        46,047

  Withdrawals                                  (1,740,114)    (1,366,256)      (462,123)       (97,385)       (85,067)      (19,334)

  Contract maintenance fees                       (14,138)       (15,594)        (1,773)        (1,454)          (607)         (486)

  Surrender charges                               (12,837)       (15,344)        (8,781)        (1,788)          (839)         (191)
                                             -------------  -------------  -------------  -------------  -------------  ------------

Net increase (decrease) in net assets
  derived from contract transactions           (1,579,651)      (761,227)      (424,585)       276,113        (34,243)       87,808
                                             -------------  -------------  -------------  -------------  -------------  ------------

Total increase (decrease) in net assets          (946,387)       663,793       (312,041)       461,976         15,616       128,152

Net assets at beginning of year                13,666,075     13,002,282      1,318,243        856,267        374,360       246,208
                                             -------------  -------------  -------------  -------------  -------------  ------------

Net assets at end of year                    $ 12,719,688   $ 13,666,075    $ 1,006,202    $ 1,318,243      $ 389,976     $ 374,360
                                             =============  =============  =============  =============  =============  ============



    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF CHANGES IN NET ASSETS



                                                                      For the Years ended December 31,
                                              --------------------------------------------------------------------------------------
                                                     Vanguard                      Vanguard                      Vanguard
                                                     Balanced                    Equity Index                 High Yield Bond
                                              --------------------------  -----------------------------   --------------------------
                                                 2005          2004           2005            2004           2005          2004
                                              ------------  ------------  --------------  -------------   ------------  ------------
Increase (decrease) in net assets from
 operations:
  Net investment income (loss)                    $ 9,728       $ 6,562         $ 4,146         $ (709)      $ 18,346      $ 10,525

  Realized gains (losses) on investments           45,811        10,067          61,384         23,432           (610)        2,779

  Unrealized appreciation (depreciation), net      (4,500)       48,555         (40,486)        38,501        (15,855)        4,739
                                              ------------  ------------  --------------  -------------   ------------  ------------

Net increase  (decrease) in net assets from
 operations                                        51,039        65,184          25,044         61,224          1,881        18,043
                                              ------------  ------------  --------------  -------------   ------------  ------------

Contract transactions:
  Purchase payments                                61,232       210,680          61,762        139,700         18,595        38,407

  Transfers between subaccounts, net              309,817       124,744          (6,995)       145,795        (53,847)       82,113

  Withdrawals                                    (116,753)      (45,827)       (112,478)       (22,302)       (31,134)       (9,463)

  Contract maintenance fees                        (1,516)       (1,056)         (1,181)          (796)          (559)         (552)

  Surrender charges                                (3,283)       (1,203)         (1,343)          (387)        (1,025)         (412)
                                              ------------  ------------  --------------  -------------   ------------  ------------

Net increase (decrease) in net assets
  derived from contract transactions              249,497       287,338         (60,235)       262,010        (67,970)      110,093
                                              ------------  ------------  --------------  -------------   ------------  ------------

Total increase (decrease) in net assets           300,536       352,522         (35,191)       323,234        (66,089)      128,136

Net assets at beginning of year                   777,687       425,165         738,493        415,259        294,616       166,480
                                              ------------  ------------  --------------  -------------   ------------  ------------

Net assets at end of year                      $1,078,223     $ 777,687       $ 703,302      $ 738,493      $ 228,527     $ 294,616
                                              ============  ============  ==============  =============   ============  ============


                                                                     For the Years ended December 31,
                                             ---------------------------------------------------------------------------------------
                                                      Vanguard                      Vanguard                       Vanguard
                                               Small Company Growth               Mid-Cap Index                   REIT Index
                                             --------------------------   -----------------------------   --------------------------
                                                2005          2004            2005            2004           2005          2004
                                             ------------  ------------   --------------  -------------   ------------  ------------

Increase (decrease) in net assets from
 operations:
  Net investment income (loss)                  $ (8,417)     $ (6,462)        $ (1,167)      $ (2,584)      $ 12,096       $ 7,019

  Realized gains (losses) on investments          62,596        39,143           38,609         25,605         99,489        26,606

  Unrealized appreciation (depreciation), net    (19,227)       51,571           36,557         65,178        (40,052)      118,545
                                             ------------  ------------   --------------  -------------   ------------  ------------

Net increase  (decrease) in net assets from
 operations                                       34,952        84,252           73,999         88,199         71,533       152,170
                                             ------------  ------------   --------------  -------------   ------------  ------------

Contract transactions:
  Purchase payments                               46,038       165,621           32,632        181,961         34,698       107,764

  Transfers between subaccounts, net               7,087       162,517           (7,990)       136,637          8,803        70,823

  Withdrawals                                    (67,381)      (75,287)         (70,322)       (37,211)      (129,452)      (24,628)

  Contract maintenance fees                       (1,570)       (1,121)          (1,238)          (775)        (1,402)       (1,093)

  Surrender charges                               (1,533)       (1,992)            (788)          (406)        (1,803)         (550)
                                             ------------  ------------   --------------  -------------   ------------  ------------

Net increase (decrease) in net assets
  derived from contract transactions             (17,359)      249,738          (47,706)       280,206        (89,156)      152,316
                                             ------------  ------------   --------------  -------------   ------------  ------------

Total increase (decrease) in net assets           17,593       333,990           26,293        368,405        (17,623)      304,486

Net assets at beginning of year                  703,684       369,694          591,400        222,995        716,558       412,072
                                             ------------  ------------   --------------  -------------   ------------  ------------

Net assets at end of year                      $ 721,277     $ 703,684        $ 617,693      $ 591,400      $ 698,935     $ 716,558
                                             ============  ============   ==============  =============   ============  ============



    The accompanying notes are an integral part of these financial statements

NOTES TO FINANCIAL STATEMENTS
December 31, 2005 and 2004

1.    Organization

     The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 2, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984. The Company discontinued new sales of variable annuity contracts on December 1, 2004. It is an accounting entity wherein all segregated account transactions are reflected.

     The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Fund (collectively the Funds) at each portfolio's net asset value in accordance with the selection made by contract owners.

     The  Funds  are  diversifed   open-end  investment   management   companies
     registered under the Investment Company Act of 1940. A copy of the Funds' annual reports are included in the Variable Account's Annual Report.

2.    Significant Accounting Policies

     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

      Valuation of Investments

     Investments in shares of the Funds are valued at each Fund's offering and redemption price.

      Securities Transactions and Investment Income

     Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

      Federal Income Taxes

     The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

     Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

December 31, 2005 and 2004

3.   Purchases and Sales of Securities

     In 2005, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                                             Proceeds
                                                                      Purchases              on Sales
                                                                   ----------------       ----------------
   * Janus Aspen Large Cap Growth Portfolio                             $ 127,964              $ 209,547
     Janus Aspen Mid Cap Growth Portfolio                                 234,194              3,280,752
  ** Janus Aspen Forty Portfolio                                          120,591                194,226
     Janus Aspen Worldwide Growth Portfolio                                69,418                125,607
     Janus Aspen Balanced Portfolio                                       208,231                352,488
     T. Rowe Price Prime Reserve Portfolio                                423,746                665,249
     T. Rowe Price Limited Term Bond Portfolio                            261,485              1,078,582
     T. Rowe Price Equity Income Portfolio                                453,668                660,606
     T. Rowe Price Personal Strategy Balanced Portfolio                   634,079              2,031,518
     T. Rowe Price Mid-Cap Growth Portfolio                               125,507                507,236
     T. Rowe Price International Stock Portfolio                           96,581                128,364
     Vanguard Balanced Portfolio                                          429,647                157,746
     Vanguard Equity Index Portfolio                                      133,651                159,393
     Vanguard High Yield Bond Portfolio                                    94,041                143,665
     Vanguard Small Company Growth Portfolio                              105,996                 96,388
     Vanguard Mid-Cap Index Portfolio                                      71,914                120,787
     Vanguard REIT Index Portfolio                                        131,700                163,142
                                                                  ----------------       ----------------
         Total                                                         $3,722,413           $ 10,075,296
                                                                  ================       ================


     In 2004, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                                             Proceeds
                                                                      Purchases              on Sales
                                                                  ----------------       ----------------
     Janus Aspen Growth Portfolio                                       $ 227,755              $ 307,447
     Janus Aspen Mid Cap Growth Portfolio                                 931,656              3,359,576
     Janus Aspen Capital Appreciation Portfolio                           214,357                201,027
     Janus Aspen Worldwide Growth Portfolio                               116,737                 97,640
     Janus Aspen Balanced Portfolio                                       360,606                598,857
     T. Rowe Price Prime Reserve Portfolio                                730,086              1,223,868
     T. Rowe Price Limited Term Bond Portfolio                            473,297              1,735,905
     T. Rowe Price Equity Income Portfolio                                659,994                529,532
     T. Rowe Price Personal Strategy Balanced Portfolio                 1,309,524              1,903,462
     T. Rowe Price Mid-Cap Growth Portfolio                               424,721                161,929
     T. Rowe Price International Stock Portfolio                          116,484                 28,276
     Vanguard Balanced Portfolio                                          357,231                 63,331
     Vanguard Equity Index Portfolio                                      327,967                 54,080
     Vanguard High Yield Bond Portfolio                                   157,326                 36,708
     Vanguard Small Company Growth Portfolio                              374,326                131,049
     Vanguard Mid-Cap Index Portfolio                                     378,701                101,078
     Vanguard REIT Index Portfolio                                        239,203                 70,778
                                                                  ----------------       ----------------
         Total                                                         $7,399,971           $ 10,604,543
                                                                  ================       ================

      *Formerly Janus Aspen Growth Portfolio
     **Formerly Janus Aspen Capital Appreciation Portfolio

December 31, 2005 and 2004

4.    Expenses and related Party Transactions

     A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. Until May 1, 2004 the Company elected to pass through to the Variable Account any administrative allowances received from the Funds. After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Account (see Note 6). Allowances equal to .15% of the daily net asset value of the Janus Aspen and T. Rowe Price portfolios are reflected on the Statements of Operations as a reduction to mortality expense risk charges.

     The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

     There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

     Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

     Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

December 31, 2005 and 2004

     5. Changes in Units Outstanding The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                                                        Units            Units         Net Increase
                                                                       Issued          Redeemed         (Decrease)
                                                                    --------------   --------------   ----------------
    * Janus Aspen Large Cap Growth Portfolio                               20,956           32,853            (11,897)
      Janus Aspen Mid Cap Growth Portfolio                                  5,816           76,300            (70,484)
   ** Janus Aspen Forty Portfolio                                          16,036           25,326             (9,290)
      Janus Aspen Worldwide Growth Portfolio                               10,483           20,584            (10,101)
      Janus Aspen Balanced Portfolio                                       16,316           32,336            (16,020)
      T. Rowe Price Prime Reserve Portfolio                                17,412           31,553            (14,141)
      T. Rowe Price Limited Term Bond Portfolio                             3,232           32,654            (29,422)
      T. Rowe Price Equity Income Portfolio                                18,256           44,996            (26,740)
      T. Rowe Price Personal Strategy Balanced Portfolio                    8,100           50,572            (42,472)
      T. Rowe Price Mid-Cap Growth Portfolio                                5,565           39,398            (33,833)
      T. Rowe Price International Stock Portfolio                          11,137           15,547             (4,410)
      Vanguard Balanced Portfolio                                          32,650           12,177             20,473
      Vanguard Equity Index Portfolio                                       8,039           13,273             (5,234)
      Vanguard High Yield Bond Portfolio                                    5,948           11,675             (5,727)
      Vanguard Small Company Growth Portfolio                               5,999            7,367             (1,368)
      Vanguard Mid-Cap Index Portfolio                                      5,131            8,557             (3,426)
      Vanguard REIT Index Portfolio                                         4,079            9,269             (5,190)


     The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                                        Units            Units         Net Increase
                                                                       Issued          Redeemed         (Decrease)
                                                                    --------------   --------------   ----------------
      Janus Aspen Growth Portfolio                                         40,169           51,900            (11,731)
      Janus Aspen Mid Cap Growth Portfolio                                 26,644           89,996            (63,352)
      Janus Aspen Capital Appreciation Portfolio                           33,605           29,259              4,346
      Janus Aspen Worldwide Growth Portfolio                               19,670           16,182              3,488
      Janus Aspen Balanced Portfolio                                       33,379           60,084            (26,705)
      T. Rowe Price Prime Reserve Portfolio                                35,268           59,575            (24,307)
      T. Rowe Price Limited Term Bond Portfolio                             9,263           53,339            (44,076)
      T. Rowe Price Equity Income Portfolio                                42,254           38,650              3,604
      T. Rowe Price Personal Strategy Balanced Portfolio                   28,721           51,245            (22,524)
      T. Rowe Price Mid-Cap Growth Portfolio                               37,715           12,861             24,854
      T. Rowe Price International Stock Portfolio                          16,032            3,485             12,547
      Vanguard Balanced Portfolio                                          31,118            5,080             26,038
      Vanguard Equity Index Portfolio                                      29,547            4,416             25,131
      Vanguard High Yield Bond Portfolio                                   12,528            2,954              9,574
      Vanguard Small Company Growth Portfolio                              34,614           11,324             23,290
      Vanguard Mid-Cap Index Portfolio                                     34,898            8,795             26,103
      Vanguard REIT Index Portfolio                                        16,225            4,775             11,450

 *Formerly Janus Aspen Growth Portfolio
**Formerly Janus Aspen Capital Appreciation Portfolio

December 31, 2005 and 2004

6.    Financial Highlights

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2005 follows:


                                                                                               Expenses       Income
                                                                                              as a % of      as a % of
                                                                           Net Assets          Average        Average
                                                                     -----------------------
                                                                       Unit                      Net            Net        Total
                                                           Units       Value         (000's)   Assets#        Assets       Return
                                                          --------  ----------     ---------   ------------  -----------   ---------
    * Janus Aspen Large Cap Growth Portfolio               240,071      $ 6.09      $ 1,462           1.20%       0.34 %      3.05 %
      Janus Aspen Mid Cap Growth Portfolio                 389,888       44.24       17,247           1.20           -       10.98
   ** Janus Aspen Forty Portfolio                          151,110        7.93        1,198           1.20        0.22       11.51
      Janus Aspen Worldwide Growth Portfolio               117,931        6.03          711           1.20        1.37        4.61
      Janus Aspen Balanced Portfolio                       162,678       10.88        1,770           1.20        2.27        6.67
      T. Rowe Price Prime Reserve Portfolio                129,656       20.25        2,626           1.20        2.73        1.57
      T. Rowe Price Limited Term Bond Portfolio            132,000       31.53        4,162           1.20        3.56        0.54
      T. Rowe Price Equity Income Portfolio                225,475       14.22        3,207           1.20        1.55        2.69
      T. Rowe Price Personal Strategy Balanced Portfolio   326,997       38.90       12,720           1.20        1.77        5.16
      T. Rowe Price Mid-Cap Growth Portfolio                69,704       14.44        1,006           1.20           -       13.38
      T. Rowe Price International Stock Portfolio           43,792        8.91          390           1.20        1.53       14.66
      Vanguard Balanced Portfolio                           85,732       12.58        1,078           1.20        2.35        5.54
      Vanguard Equity Index Portfolio                       60,120       11.70          703           1.20        1.80        3.52
      Vanguard High Yield Bond Portfolio                    18,559       12.31          229           1.20        8.47        1.51
      Vanguard Small Company Growth Portfolio               56,622       12.74          721           1.20           -        4.98
      Vanguard Mid-Cap Index Portfolio                      43,877       14.08          618           1.20        1.03       12.60
      Vanguard REIT Index Portfolio                         39,102       17.87          699           1.20        2.95       10.49

# Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2004 follows:


                                                                                               Expenses       Income
                                                                                              as a % of      as a % of
                                                                           Net Assets          Average        Average
                                                                     -----------------------
                                                                       Unit                      Net            Net        Total
                                                           Units       Value         (000's)   Assets#        Assets       Return
                                                          --------  ----------     ---------   ------------  -----------   ---------
      Janus Aspen Growth Portfolio                         251,968      $ 5.91      $ 1,489           1.20%       0.15 %      3.32 %
      Janus Aspen Mid Cap Growth Portfolio                 460,372       39.86       18,351           1.20           -       19.38
      Janus Aspen Capital Appreciation Portfolio           160,400        7.11        1,141           1.20        0.26       16.88
      Janus Aspen Worldwide Growth Portfolio               128,032        5.76          738           1.20        1.03        3.58
      Janus Aspen Balanced Portfolio                       178,698       10.20        1,823           1.20        2.21        7.29
      T. Rowe Price Prime Reserve Portfolio                143,797       19.94        2,867           1.20        0.87       (0.27)
      T. Rowe Price Limited Term Bond Portfolio            161,422       31.36        5,062           1.20        3.31       (0.06)
      T. Rowe Price Equity Income Portfolio                252,215       13.85        3,493           1.20        1.58       13.61
      T. Rowe Price Personal Strategy Balanced Portfolio   369,469       36.99       13,666           1.20        2.03       11.51
      T. Rowe Price Mid-Cap Growth Portfolio               103,537       12.73        1,318           1.20           -       17.00
      T. Rowe Price International Stock Portfolio           48,202        7.77          374           1.20        1.28       12.47
      Vanguard Balanced Portfolio                           65,259       11.92          778           1.20        2.24        9.93
      Vanguard Equity Index Portfolio                       65,354       11.30          738           1.20        1.08        9.45
      Vanguard High Yield Bond Portfolio                    24,286       12.13          295           1.20        5.74        7.20
      Vanguard Small Company Growth Portfolio               57,990       12.13          704           1.20        0.07       13.90
      Vanguard Mid-Cap Index Portfolio                      47,303       12.50          591           1.20        0.58       18.86
      Vanguard REIT Index Portfolio                         44,292       16.18          717           1.20        2.46       28.94

# Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

 * Formerly Janus Aspen Growth Portfolio
** Formerly Janus Aspen Capital Appreciation Portfolio

December 31, 2005 and 2004

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2003 follows:

                                                                                               Expenses       Income
                                                                                              as a % of      as a % of
                                                                           Net Assets          Average        Average
                                                                     -----------------------
                                                                       Unit                      Net            Net        Total
                                                           Units       Value         (000's)   Assets#        Assets       Return
                                                          --------  ----------     ---------   ------------  -----------   ---------
      Janus Aspen Growth Portfolio                         263,699        5.72        1,508        1.20 %      0.09 %      30.19 %
      Janus Aspen Mid Cap Growth Portfolio                 523,724       33.39       17,488        1.20           -        33.53
      Janus Aspen Capital Appreciation Portfolio           156,054        6.08          949        1.20        0.48        19.10
      Janus Aspen Worldwide Growth Portfolio               124,544        5.56          693        1.20        1.11        22.52
      Janus Aspen Balanced Portfolio                       205,403        9.51        1,953        1.20        2.21        12.69
      T. Rowe Price Prime Reserve Portfolio                168,104       19.99        3,361        1.20        0.69        (0.54)
      T. Rowe Price Limited Term Bond Portfolio            205,498       31.38        6,448        1.20        3.80         3.01
      T. Rowe Price Equity Income Portfolio                248,611       12.19        3,031        1.20        1.70        24.02
      T. Rowe Price Personal Strategy Balanced Portfolio   391,993       33.17       13,002        1.20        2.22        23.33
      T. Rowe Price Mid-Cap Growth Portfolio                78,683       10.88          856        1.20           -        36.78
      T. Rowe Price International Stock Portfolio           35,655        6.91          246        1.20        1.55        28.99
      Vanguard Balanced Portfolio                           39,221       10.84          425        1.20        2.58        18.82
      Vanguard Equity Index Portfolio                       40,223       10.32          415        1.20        1.24        26.74
      Vanguard High Yield Bond Portfolio                    14,712       11.32          166        1.20        3.61        15.28
      Vanguard Small Company Growth Portfolio               34,700       10.65          370        1.20        0.01        39.20
      Vanguard Mid-Cap Index Portfolio                      21,200       10.52          223        1.20        0.61        32.27
      Vanguard REIT Index Portfolio                         32,842       12.55          412        1.20        2.97        33.68

# Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2002 follows:


                                                                                               Expenses       Income
                                                                                              as a % of      as a % of
                                                                           Net Assets          Average        Average
                                                                     -----------------------
                                                                       Unit                      Net            Net        Total
                                                           Units       Value         (000's)   Assets#        Assets       Return
                                                          --------  ----------     ---------   ------------  -----------   ---------
      Janus Aspen Growth Portfolio                         256,038 $      4.39 $      1,123        1.20 %         - %     (27.29)%
      Janus Aspen Aggressive Growth Portfolio              576,020       24.97       14,386        1.20           -       (28.69)
      Janus Aspen Capital Appreciation Portfolio           157,441        5.10          803        1.20        0.58       (16.56)
      Janus Aspen Worldwide Growth Portfolio               132,497        4.53          601        1.20        0.93       (26.29)
      Janus Aspen Balanced Portfolio                       216,594        8.42        1,824        1.20        2.47        (7.42)
      T. Rowe Price Prime Reserve Portfolio                197,283       20.07        3,959        1.20        1.44         0.41
      T. Rowe Price Limited Term Bond Portfolio            213,994       30.41        6,507        1.20        4.83         4.31
      T. Rowe Price Equity Income Portfolio                244,071        9.82        2,396        1.20        1.68       (14.03)
      T. Rowe Price Personal Strategy Balanced Portfolio   415,263       26.86       11,153        1.20        2.57        (8.77)
      T. Rowe Price Mid-Cap Growth Portfolio                16,281        7.95          129        1.20 ***       - ***   (20.54)##
      T. Rowe Price International Stock Portfolio           24,304        5.35          130        1.20        0.95       (19.16)
      Vanguard Balanced Portfolio                           28,906        9.11          263        1.20 ***       - ***    (8.90)##
      Vanguard Equity Index Portfolio                       25,180        8.13          205        1.20 ***       - ***   (18.66)##
      Vanguard High Yield Bond Portfolio                     7,895        9.80           77        1.20 ***       - ***    (1.99)##
      Vanguard Small Company Growth Portfolio               11,266        7.64           86        1.20 ***       - ***   (23.56)##
      Vanguard Mid-Cap Index Portfolio                       9,592        7.94           76        1.20 ***       - ***   (20.58)##
      Vanguard REIT Index Portfolio                         10,966        9.37          103        1.20 ***       - ***    (6.26)##

# Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

##   For the period May 1, 2002 through December 31, 2002.


***  Annualized

NOTES TO FINANCIAL STATEMENTS
December 31, 2005 and 2004

7.    Diversification Requirements

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

15





             Report of Independent Registered Public Accounting Firm

The Board of Directors
Sentry Life Insurance Company
   and
The Contract Owners of
Sentry Variable Account II:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Account II, and its Janus Aspen Large Cap Growth Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Worldwide Growth Portfolio, Janus Aspen Balanced Portfolio, T. Rowe Price Prime Reserve Portfolio, T. Rowe Price Limited Term Bond Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Personal Strategy Balanced Portfolio, T. Rowe Price Mid-Cap Growth Portfolio, T. Rowe Price International Stock Portfolio, Vanguard Balanced Portfolio, Vanguard Equity Index Portfolio, Vanguard High Yield Bond Portfolio, Vanguard Small Company Growth Portfolio, Vanguard Mid-Cap Index Portfolio, and Vanguard REIT Index Portfolio at December 31, 2005, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements (hereafter referred to as "financial statements") are the responsibility of Sentry Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the investment advisors, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Chicago, Illinois
February 9, 2006